Inventories (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Inventories (Details) [Abstract]
Raw materials and purchased components	$ 179,242	$ 171,373
Work in process	88,248	83,258
Finished goods	644,376	627,338
Health care supplies	143,233	154,840
Inventories	$ 1,055,099	$ 1,036,809